Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details)	12 Months Ended
May 31, 2025 USD ($)
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	93-0584541
Plan number	001
Current Value	$ 5,824,437,232
Participant loan, current value	62,762,534
EBP 001 | Investment, Identifier [Axis]: MFO BLACKROCK EXTD EQTY MKT FD F, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	154,672,298
EBP 001 | Investment, Identifier [Axis]: MFO BLACKROCK INSTL TR CO N A INVT FDS FOR E MSCI ACWI EX-US IMI INDEX FD F, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	133,171,138
EBP 001 | Investment, Identifier [Axis]: MFO BLACKROCK LIFEPATH INDEX 2030 FUND F, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	476,085,823
EBP 001 | Investment, Identifier [Axis]: MFO BLACKROCK LIFEPATH INDEX 2035 FUND F, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	713,826,327
EBP 001 | Investment, Identifier [Axis]: MFO BLACKROCK LIFEPATH INDEX 2040 FUND F, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	670,549,165
EBP 001 | Investment, Identifier [Axis]: MFO BLACKROCK LIFEPATH INDEX 2045 FUND F, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	675,825,162
EBP 001 | Investment, Identifier [Axis]: MFO BLACKROCK LIFEPATH INDEX 2050 FUND F, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	611,760,279
EBP 001 | Investment, Identifier [Axis]: MFO BLACKROCK LIFEPATH INDEX 2055 FUND F, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	378,373,066
EBP 001 | Investment, Identifier [Axis]: MFO BLACKROCK LIFEPATH INDEX 2060 FUND F, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	135,033,807
EBP 001 | Investment, Identifier [Axis]: MFO BLACKROCK LIFEPATH INDEX 2065 FUND F, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	65,366,878
EBP 001 | Investment, Identifier [Axis]: MFO BLACKROCK LIFEPATH INDEX 2070 FUND F, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	695,954
EBP 001 | Investment, Identifier [Axis]: MFO BLACKROCK US DEBT INDEX F, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	79,322,229
EBP 001 | Investment, Identifier [Axis]: MFO EQUITY INDEX FUND F, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	522,848,381
EBP 001 | Investment, Identifier [Axis]: MFO LIFEPATH INDEX RETIREMENT FUND F, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	315,645,807
EBP 001 | Investment, Identifier [Axis]: MFO MORELY STABLE VALUE FUND, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	193,112,794
EBP 001 | Investment, Identifier [Axis]: NIKE, Inc., Class B Common Stock, Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	353,489,573
EBP 001 | Investment, Identifier [Axis]: NT COLLECTIVE GOVT SHORT TERM INVT FD, Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,303,077
EBP 001 | Investment, Identifier [Axis]: Self-directed Brokerage Accounts, Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 329,355,472